Restatement - Unaudited Consolidated Statements of Changes in Equity (Details) - USD ($) $ in Thousands		9 Months Ended
		Sep. 30, 2016	Sep. 30, 2015
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance		$ 1,916,179	$ 2,237,422
Net (loss) income		(176,380)	(95,399)
Dividends		(13,883)	(121,359)
Exercise of share options			23
Grant of share options		4,555	4,891
Forfeiture of share options		(892)	(1,735)
Cancellation of share options			787
Transfer of additional paid in capital			1,578
Other comprehensive income (loss)		2,606	(3,977)
Ending balance		1,723,971	2,022,231
Previously Reported
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income			(118,630)
Other comprehensive income (loss)			(42,604)
Adjustment
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income			23,231
Other comprehensive income (loss)			38,627
Share Capital
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance		93,547	93,415
Exercise of share options			8
Ending balance		93,547	93,423
Treasury Shares
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance		(12,269)	0
Ending balance		(20,483)	0
Additional Paid-in Capital
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance		1,317,806	1,307,087
Exercise of share options			15
Grant of share options		4,555	4,891
Forfeiture of share options		(892)	(1,735)
Cancellation of share options			787
Transfer of additional paid in capital			6,003
Ending balance		1,321,469	1,317,048
Contributed Surplus
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	[1]	200,000	200,000
Ending balance	[1]	200,000	200,000
Accumulated Other Comprehensive (Loss) Income
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance		(12,592)	(6,579)
Transfer of additional paid in capital			(4,425)
Other comprehensive income (loss)		2,606	(3,977)
Ending balance		(9,986)	(14,981)
Accumulated Other Comprehensive (Loss) Income | Previously Reported
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance			5,171
Transfer of additional paid in capital			(4,425)
Other comprehensive income (loss)			(42,604)
Ending balance			(41,858)
Accumulated Other Comprehensive (Loss) Income | Adjustment
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance			(11,750)
Other comprehensive income (loss)			38,627
Ending balance			26,877
Accumulated Retained Earnings
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance		308,874	641,844
Net (loss) income		(195,155)	(103,537)
Dividends		(13,883)	(121,359)
Ending balance		99,836	416,948
Accumulated Retained Earnings | Previously Reported
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance			675,179
Net (loss) income			(126,768)
Dividends			(121,359)
Ending balance			427,052
Accumulated Retained Earnings | Adjustment
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance			(33,335)
Net (loss) income			23,231
Ending balance			(10,104)
Total before Non-controlling Interest
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance		1,895,366	2,235,767
Net (loss) income		(195,155)	(103,537)
Dividends		(13,883)	(121,359)
Exercise of share options			23
Grant of share options		4,555	4,891
Forfeiture of share options		(892)	(1,735)
Cancellation of share options			787
Transfer of additional paid in capital			1,578
Other comprehensive income (loss)		2,606	(3,977)
Ending balance		1,684,383	2,012,438
Non-controlling Interests
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance		20,813	1,655
Net (loss) income		18,775	8,138
Ending balance		$ 39,588	$ 9,793

[1]	Contributed Surplus is 'capital' that can be returned to shareholders without the need to reduce share capital, thereby giving Golar greater flexibility when it comes to declaring dividends.